Borrowings (Details) - Schedule of borrowings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Syndicated term loan	$ 46,505	$ 81,906	$ 88,781
Total Other term loans	51,593	85,645	75,008
Total Lease liabilities	31,747	36,799	29,794
Total Factoring	10,609	9,993	11,927
Total Put option		239,273	211,880
Total Senior Notes	$ 112,857
Syndicated Term Loan One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	IBR+ 5.3% (Variable)
Maturity Year	2025
Total Syndicated term loan	$ 39,521	51,970	57,492
Syndicated Term Loan Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	Libor+ 4.8% (Variable)
Maturity Year	2025
Total Syndicated term loan	$ 7,850	31,150	32,900
Amortized Cost [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest
Maturity Year	2025
Total Syndicated term loan	$ (866)	(1,214)	(1,611)
Other Term Loan One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	IBR+ 2.25%-5.0% (Variable)
Maturity Year	2022-2024
Total Other term loans	$ 9,442	12,205	9,939
Other Term Loan Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF + 6.74%
Maturity Year	2022
Total Other term loans	$ 3,154	6,161	6,904
Other Term Loan Three [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	24% (Fixed)
Maturity Year	2021
Total Other term loans		1,296	12
Other Term Loan Four [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	SOL
Range of Interest	5.00% - 10.01% (Fixed)
Maturity Year	2021-2024
Total Other term loans	$ 5,953	7,499	4,392
Other Term Loan Five [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	REAIS
Range of Interest	9.84% - 13.08% (Fixed)
Maturity Year	2021-2024
Total Other term loans	$ 1,762	7,436	1,633
Other Term Loan Six [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	Libor + 4.49%
Maturity Year	2022
Total Other term loans	$ 739
Other Term Loan Seven [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	Libor + 2.99% / 6.5% - 8.7% (fixed)
Maturity Year	2022-2024
Total Other term loans	$ 16,145	40,808	43,827
Other Term Loan Eight [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	10.00% -30.00%
Maturity Year	2022
Total Other term loans	$ 14,398	10,240	8,301
Lease Liabilities One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF +5.18% - DTF 10.11% T.A. IBR + 7.50%
Maturity Year	2030
Total Lease liabilities	$ 10,334	15,945	15,164
Lease Liabilities Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF+ 4.54% + DTF 8.5%T.A. + DTF+10.42%
Maturity Year	2025
Total Lease liabilities	$ 6,662	7,524	6,930
Lease Liabilities Three [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF+17% / (DTF+13.72%)
Maturity Year	2022
Total Lease liabilities		676	706
Lease Liabilities Four [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	14.70% E.A.
Maturity Year	2023
Total Lease liabilities		740
Lease Liabilities Five [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	9.28% T.A.
Maturity Year	2022
Total Lease liabilities		86	247
Lease Liabilities Six [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	9.75% N.M.
Maturity Year	2021
Total Lease liabilities		103
Lease Liabilities Seven [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	8.29% - 21.48% E.A.
Maturity Year	2027
Total Lease liabilities	$ 14,689	11,591	6,422
Lease Liabilities Eight [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	Reales
Range of Interest	1.68% (Fixed)
Maturity Year	2022
Total Lease liabilities	$ 62	134	325
Portfolio Factoring One [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF+8% / 24.6% (Fixed)
Maturity Year	2022
Total Factoring	$ 1,383	8,074	4,731
Portfolio Factoring Two [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	Reales
Range of Interest	12% (Fixed)
Maturity Year	2021
Total Factoring			5,679
Portfolio Factoring Three [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	DTF+8% / 24.6% (Fixed)
Maturity Year	2022
Total Factoring	$ 9,226	1,919	1,517
IFC [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	12%
Maturity Year	2028
Total Put option		127,821	112,263
Hoche [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	12%
Maturity Year	2028
Total Put option		111,452	99,617
Overdrafts and Credit Cards [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	COP
Range of Interest	19.68% - 32% E.A. (Fixed)
Maturity Year	2022
Overdrafts and credit cards	$ 55	902	3,047
The Prudential Insurance Company Of America [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	4.75% (Fixed)
Maturity Year	2031
Total Senior Notes	$ 58,906
Prudential Annuities Life Assurance Corporation [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	4.75% (Fixed)
Maturity Year	2031
Total Senior Notes	$ 29,423
Healthspring Life & Health Insurance Company, Inc [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	4.75% (Fixed)
Maturity Year	2031
Total Senior Notes	$ 18,007
CIGNA Health and Life Insurance Company [Member]
Borrowings (Details) - Schedule of borrowings [Line Items]
Currency	USD
Range of Interest	4.75% (Fixed)
Maturity Year	2031
Total Senior Notes	$ 6,521